Unaudited Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Professional fees	$ 865,928	$ 117,770	$ 1,634,790	$ 494,075	$ 600,776	$ 526,007
General and administrative	2,005,004	5,967	2,053,794	26,514	30,546	48,367
Total operating expenses	2,870,932	123,737	3,688,584	520,589	631,322	574,374
Net operating loss	(2,870,932)	(123,737)	(3,688,584)	(520,589)	(631,322)	(574,374)
Other income (expense):
Interest expense	(44,956)	(20,379)	(60,020)	(60,472)	76,214	24,366
Change in fair value of warrant liability	41,022		1,325
Other income (expense)	(84,560)	5	(335,830)	78	(78)	(147)
Total other income (expense)	(88,494)	(20,374)	(394,525)	(60,394)	76,136	24,219
Net loss before income taxes	(2,959,426)	(144,111)	(4,083,109)	(580,983)
Income taxes
Net income (loss)	$ (2,959,426)	$ (144,111)	$ (4,083,109)	$ (580,983)	$ (707,458)	$ (598,593)
Net loss per share: Basic (in Dollars per share)	$ (0.18)	$ (0.01)	$ (0.25)	$ (0.04)	$ 0	$ 0
Net loss per share: Diluted (in Dollars per share)	$ (0.18)	$ (0.01)	$ (0.25)	$ (0.04)	$ 0	$ 0
Weighted average common shares outstanding – basic (in Shares)	16,688,945	15,130,393	16,588,940	15,130,393	1,044,861,360	1,044,861,360
Weighted average common shares outstanding – diluted (in Shares)	16,688,945	15,130,393	16,588,940	15,130,393	1,044,861,360	1,044,861,360